Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 0
EBP 333
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1394360
Plan number	333
Current value	$ 13,255
EBP 333 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
EBP 333 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%